UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (5.2%)

Astronics Corp.(NON)			29,900	$1,486,329

B/E Aerospace, Inc.(NON)			39,700	2,930,654

European Aeronautic Defence and Space Co. (France)			58,895	3,752,347

Honeywell International, Inc.			168,900	14,025,456

Precision Castparts Corp.			10,712	2,434,195

United Technologies Corp.			126,300	13,617,666

				38,246,647
Airlines (0.5%)

Delta Air Lines, Inc.(S)			153,600	3,623,424

				3,623,424
Auto components (1.9%)

Johnson Controls, Inc.			205,800	8,540,700

TRW Automotive Holdings Corp.(NON)			80,232	5,721,344

				14,262,044
Automobiles (0.5%)

Tesla Motors, Inc.(NON)(S)			17,900	3,462,218

				3,462,218
Beverages (2.5%)

Beam, Inc.			81,014	5,237,555

Brown-Forman Corp. Class B			52,600	3,583,638

Coca-Cola Enterprises, Inc.			176,700	7,105,107

PepsiCo, Inc.			31,700	2,520,150

				18,446,450
Biotechnology (5.4%)

BioMarin Pharmaceuticals, Inc.(NON)			56,600	4,087,652

Celgene Corp.(NON)			60,800	9,358,944

Celldex Therapeutics, Inc.(NON)(S)			35,200	1,247,136

Cubist Pharmaceuticals, Inc.(NON)			91,904	5,840,499

Gentium SpA ADR (Italy)(NON)			25,232	684,544

Gilead Sciences, Inc.(NON)			210,800	13,246,672

Grifols SA ADR (Spain)			76,900	2,328,532

Vertex Pharmaceuticals, Inc.(NON)			35,792	2,713,749

				39,507,728
Building products (1.2%)

Fortune Brands Home & Security, Inc.			161,700	6,731,571

Owens Corning, Inc.(NON)			48,800	1,853,424

				8,584,995
Capital markets (2.4%)

Charles Schwab Corp. (The)			406,200	8,587,068

Greenhill & Co., Inc.			59,300	2,957,884

KKR & Co. LP			136,800	2,815,344

Morgan Stanley			76,400	2,058,980

Virtus Investment Partners, Inc.(NON)			8,829	1,435,949

				17,855,225
Chemicals (2.7%)

Agrium, Inc. (Canada)(S)			20,700	1,739,421

Albemarle Corp.			48,300	3,040,002

Celanese Corp. Ser. A			63,967	3,376,818

Eastman Chemical Co.			15,475	1,205,503

LyondellBasell Industries NV Class A			58,400	4,276,632

Monsanto Co.			56,800	5,928,216

				19,566,592
Commercial banks (0.4%)

Bancorp, Inc. (The)(NON)			155,115	2,748,638

				2,748,638
Commercial services and supplies (1.1%)

KAR Auction Services, Inc.			136,776	3,858,451

MiX Telematics, Ltd. ADR (South Africa)(NON)			59,121	874,991

Tyco International, Ltd.			95,400	3,337,092

				8,070,534
Communications equipment (2.0%)

Alcatel-Lucent ADR (France)(NON)(S)			445,600	1,572,968

Cisco Systems, Inc.			225,100	5,271,842

Polycom, Inc.(NON)			220,919	2,412,435

Qualcomm, Inc.			77,617	5,228,281

				14,485,526
Computers and peripherals (5.2%)

Apple, Inc.			48,996	23,358,843

EMC Corp.			315,900	8,074,404

NetApp, Inc.(S)			71,600	3,051,592

SanDisk Corp.(S)			60,073	3,574,944

				38,059,783
Construction materials (0.1%)

Eagle Materials, Inc.			10,100	736,671

				736,671
Containers and packaging (0.3%)

Sealed Air Corp.			88,379	2,403,025

				2,403,025
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			69,800	2,500,934

				2,500,934
Diversified financial services (1.6%)

Citigroup, Inc.			101,400	4,918,914

CME Group, Inc.			93,600	6,915,168

				11,834,082
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			210,072	1,445,295

				1,445,295
Electrical equipment (1.6%)

AMETEK, Inc.			85,650	3,941,613

Eaton Corp PLC			37,666	2,592,927

Schneider Electric SA (France)			63,124	5,338,187

				11,872,727
Energy equipment and services (2.3%)

Dresser-Rand Group, Inc.(NON)			30,400	1,896,960

Halliburton Co.			117,300	5,647,995

McDermott International, Inc.(NON)			243,400	1,808,462

Oil States International, Inc.(NON)			30,034	3,107,318

Schlumberger, Ltd.			47,900	4,232,444

				16,693,179
Food and staples retail (1.7%)

Costco Wholesale Corp.			45,500	5,237,960

CVS Caremark Corp.			90,200	5,118,850

Whole Foods Market, Inc.			39,024	2,282,904

				12,639,714
Food products (0.9%)

Hillshire Brands Co.			58,100	1,785,994

Mead Johnson Nutrition Co.			60,878	4,520,800

				6,306,794
Health-care equipment and supplies (2.9%)

Baxter International, Inc.			94,276	6,192,990

Covidien PLC			117,500	7,160,450

GenMark Diagnostics, Inc.(NON)			161,920	1,967,328

Tornier NV (Netherlands)(NON)			64,300	1,242,919

Zimmer Holdings, Inc.			56,900	4,673,766

				21,237,453
Health-care providers and services (1.8%)

Aetna, Inc.			38,700	2,477,574

Catamaran Corp.(NON)			79,352	3,646,224

Emeritus Corp.(NON)			89,084	1,650,727

Express Scripts Holding Co.(NON)			51,000	3,150,780

Premier, Inc. Class A(NON)			3,918	124,201

UnitedHealth Group, Inc.			34,100	2,441,901

				13,491,407
Hotels, restaurants, and leisure (3.1%)

Bloomin' Brands, Inc.(NON)			197,643	4,666,351

Marriott International, Inc. Class A			135,500	5,699,130

Starbucks Corp.			69,100	5,318,627

Wyndham Worldwide Corp.			119,433	7,281,830

				22,965,938
Household durables (0.9%)

PulteGroup, Inc.			196,800	3,247,200

Whirlpool Corp.			21,000	3,075,240

				6,322,440
Independent power producers and energy traders (0.3%)

Calpine Corp.(NON)			124,258	2,414,333

				2,414,333
Industrial conglomerates (0.7%)

Siemens AG (Germany)			39,489	4,757,827

				4,757,827
Insurance (1.4%)

American International Group, Inc.			58,300	2,835,129

Aon PLC			11,800	878,392

Hartford Financial Services Group, Inc. (The)			131,000	4,076,720

Prudential PLC (United Kingdom)			135,851	2,531,386

				10,321,627
Internet and catalog retail (4.0%)

Amazon.com, Inc.(NON)			24,300	7,597,152

Bigfoot GmbH (acquired 8/2/13, cost $703,383) (Private) (Brazil)(F)(RES)(NON)			32	537,259

Ctrip.com International, Ltd. ADR (China)(NON)			46,010	2,688,364

HomeAway, Inc.(NON)(S)			97,000	2,716,000

HSN, Inc.			20,400	1,093,848

Priceline.com, Inc.(NON)			13,585	13,733,756

Zalando GmbH (acquired 9/30/13, cost $1,255,486) (Private) (Germany)(F)(RES)(NON)			28	1,067,195

				29,433,574
Internet software and services (7.3%)

eBay, Inc.(NON)			201,100	11,219,369

Facebook, Inc. Class A(NON)			187,800	9,435,072

Google, Inc. Class A(NON)			28,052	24,571,029

Yahoo!, Inc.(NON)			171,200	5,676,992

Yandex NV Class A (Russia)(NON)			81,600	2,971,872

				53,874,334
IT Services (3.7%)

Cognizant Technology Solutions Corp.(NON)			66,300	5,444,556

Computer Sciences Corp.			103,700	5,365,438

FleetCor Technologies, Inc.(NON)			27,600	3,040,416

Visa, Inc. Class A(S)			68,000	12,994,800

				26,845,210
Life sciences tools and services (1.3%)

PerkinElmer, Inc.			58,400	2,204,600

Thermo Fisher Scientific, Inc.			80,661	7,432,911

				9,637,511
Machinery (1.6%)

Edwards Group, Ltd. ADR (United Kingdom)(NON)			88,205	868,819

Joy Global, Inc.(S)			43,700	2,230,448

TriMas Corp.(NON)			129,400	4,826,620

Wabtec Corp.			61,100	3,841,357

				11,767,244
Marine (0.5%)

Kirby Corp.(NON)			42,000	3,635,100

				3,635,100
Media (2.6%)

CBS Corp. Class B			113,300	6,249,628

DISH Network Corp. Class A			33,100	1,489,831

Liberty Global PLC Ser. C (United Kingdom)(NON)			86,200	6,502,066

Viacom, Inc. Class B			60,700	5,073,306

				19,314,831
Metals and mining (0.2%)

Glencore Xstrata PLC (United Kingdom)			266,542	1,452,878

				1,452,878
Multiline retail (0.6%)

Dollar General Corp.(NON)			83,265	4,701,142

				4,701,142
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			43,879	4,080,308

Energy Transfer Equity LP			54,900	3,611,322

EOG Resources, Inc.			22,200	3,758,016

Gulfport Energy Corp.(NON)			60,000	3,860,400

Kodiak Oil & Gas Corp.(NON)			456,600	5,506,596

QEP Resources, Inc.			55,418	1,534,524

Scorpio Tankers, Inc. (Monaco)			84,882	828,448

Suncor Energy, Inc. (Canada)			97,800	3,496,892

				26,676,506
Paper and forest products (0.6%)

International Paper Co.			91,700	4,108,160

				4,108,160
Personal products (0.4%)

Coty, Inc. Class A(NON)			201,854	3,272,053

				3,272,053
Pharmaceuticals (4.9%)

AbbVie, Inc.			65,200	2,916,396

Actavis PLC(NON)			64,600	9,302,400

Allergan, Inc.			56,500	5,110,425

AstraZeneca PLC ADR (United Kingdom)			47,600	2,471,868

Auxilium Pharmaceuticals, Inc.(NON)			105,700	1,926,911

Eli Lilly & Co.			127,300	6,407,009

Jazz Pharmaceuticals PLC(NON)			12,348	1,135,646

Sanofi ADR (France)			82,500	4,176,975

ViroPharma, Inc.(NON)			59,600	2,342,280

				35,789,910
Real estate investment trusts (REITs) (1.0%)

American Tower Corp. Class A(R)			77,223	5,724,541

Equity Lifestyle Properties, Inc.(R)			49,169	1,680,105

				7,404,646
Real estate management and development (0.5%)

CBRE Group, Inc. Class A(NON)			146,500	3,388,545

				3,388,545
Road and rail (0.5%)

Union Pacific Corp.			21,900	3,401,946

				3,401,946
Semiconductors and semiconductor equipment (3.6%)

Cavium, Inc.(NON)(S)			30,758	1,267,230

Fairchild Semiconductor International, Inc.(NON)			148,100	2,057,109

Himax Technologies, Inc. ADR (Taiwan)			145,905	1,459,050

Lam Research Corp.(NON)			176,062	9,012,614

Magnachip Semiconductor Corp. (South Korea)(NON)			120,750	2,599,748

Micron Technology, Inc.(NON)			400,767	7,001,399

Ultratech, Inc.(NON)			10,801	327,270

Xilinx, Inc.(S)			63,100	2,956,866

				26,681,286
Software (2.9%)

Electronic Arts, Inc.(NON)			164,300	4,197,865

Oracle Corp.			110,750	3,673,578

QLIK Technologies, Inc.(NON)			68,600	2,348,864

Red Hat, Inc.(NON)			112,500	5,190,750

SS&C Technologies Holdings, Inc.(NON)			113,352	4,318,711

Verint Systems, Inc.(NON)			40,800	1,512,048

				21,241,816
Specialty retail (2.8%)

Bed Bath & Beyond, Inc.(NON)(S)			30,398	2,351,589

Five Below, Inc.(NON)			65,100	2,848,125

Foot Locker, Inc.			66,100	2,243,434

Lowe's Cos., Inc.			126,800	6,036,948

Tile Shop Holdings, Inc.(NON)			69,861	2,060,201

TJX Cos., Inc. (The)			86,404	4,872,322

				20,412,619
Textiles, apparel, and luxury goods (1.5%)

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			66,000	4,918,320

NIKE, Inc. Class B			43,700	3,174,368

Tumi Holdings, Inc.(NON)			143,900	2,899,585

				10,992,273
Tobacco (2.0%)

Japan Tobacco, Inc. (Japan)			126,000	4,524,950

Philip Morris International, Inc.			116,140	10,056,563

				14,581,513
Trading companies and distributors (0.4%)

WESCO International, Inc.(NON)(S)			39,200	2,999,976

				2,999,976
Wireless telecommunication services (0.1%)

RingCentral, Inc. Class A(NON)			30,800	555,016

				555,016

Total common stocks (cost $585,959,405)				$717,031,339

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	359,195	$268,678

Total warrants (cost $362,787)				$268,678

SHORT-TERM INVESTMENTS (7.9%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.11%, July 24, 2014			$130,000	$129,933

Putnam Short Term Investment Fund 0.06%(AFF)			18,555,308	18,555,308

Putnam Cash Collateral Pool, LLC 0.13%(d)			39,171,554	39,171,554

Total short-term investments (cost $57,856,742)				$57,856,795

TOTAL INVESTMENTS

Total investments (cost $644,178,934)(b)				$775,156,812

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	50,321	$—	9/15/14	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTPU2P) of common stocks	$(193,006)
baskets	40,991	—	7/1/14	(3 month USD-LIBOR-BBA plus 0.35%)	A basket (DBPTCABL) of common stocks	10,076

Total		$—				$(182,930)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $733,768,028.
(b)	The aggregate identified cost on a tax basis is $645,185,926, resulting in gross unrealized appreciation and depreciation of $139,487,278 and $9,516,392, respectively, or net unrealized appreciation of $129,970,886.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,604,454, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$5,668,694	$15,892,771	$21,561,465	$899	$—
	Putnam Short Term Investment Fund *	—	112,153,520	93,598,212	2,991	18,555,308
	Totals	$5,668,694	$128,046,291	$115,159,677	$3,890	$18,555,308
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $38,034,726. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $39,171,554, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $182,453 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $182,930 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$132,763,559	$—	$1,604,454
Consumer staples	55,246,524	—	—
Energy	43,369,685	—	—
Financials	53,552,763	—	—
Health care	119,664,009	—	—
Industrials	96,960,420	—	—
Information technology	181,187,955	—	—
Materials	28,267,326	—	—
Telecommunication services	2,000,311	—	—
Utilities	2,414,333	—	—
Total common stocks	715,426,885	—	1,604,454
Warrants	268,678	—	—
Short-term investments	18,555,308	39,301,487	—

Totals by level	$734,250,871	$39,301,487	$1,604,454

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(182,930)	$—

Totals by level	$—	$(182,930)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$278,754	$193,006

Total	$278,754	$193,006

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$2,800,000
Warrants (number of warrants)	360,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Deutsche Bank AG	Goldman Sachs Bank USA	Total

	Assets:
	OTC Total return swap contracts*#	$10,076	$—	$10,076
	Securities on loan	—	36,190,919	36,190,919

	Total Assets	$10,076	$36,190,919	$36,200,995

	Liabilities:
	OTC Total return swap contracts*#	193,006	—	193,006

	Total Liabilities	$193,006	$—	$193,006

	Total Financial and Derivative Net Assets	$(182,930)	$36,190,919	$36,007,989
	Total collateral received (pledged)##†	$—	$36,190,919	$36,190,919
	Net amount	$(182,930)	$—	$(182,930)

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013